SHAREHOLDERS' EQUITY (Schedule of assumptions used for fair value of options) (Details) - 2019 Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates		0.00%
Volatility		0.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 10 months 9 days		5 years 9 months
Risk-free interest rates	0.52%		1.43%
Volatility	69.67%		82.29%
Exercise price	$ 3.013		$ 0.24
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 1 month 9 days		10 years
Risk-free interest rates	1.13%		2.13%
Volatility	78.99%		85.56%
Exercise price	$ 5.738		$ 3.339